INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventories
Details	2024	2023
Raw materials	$127,171	$145,894
Work in process	118,642	116,698
Finished goods	22,482	20,096
	$268,295	$282,688